Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 133.1%

New Jersey — 128.3%

Corporate — 11.9%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(a)(b)	$2,350	$24,675
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	7,700	7,874,097
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,730	1,968,809
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	7,195	8,188,198
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(c)	415	499,241
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	3,450	3,998,515
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	440	474,192
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	2,255	2,417,157
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	9,900	10,049,589
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	4,100	4,231,364
Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/37	2,280	2,605,493
Sub Series A, 5.00%, 07/01/33	1,175	1,301,442
Sub Series A, 4.00%, 07/01/34	1,270	1,291,361
Teaneck Community Charter School Project, Series A, 4.25%, 09/01/27(d)	210	217,512

		45,141,645

County/City/Special District/School District — 21.4%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,454,329
5.25%, 11/01/44	12,000	12,899,040
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 07/01/33	1,565	1,806,339
5.00%, 07/01/35	2,425	2,784,652

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of Margate New Jersey, GO, Refunding, Improvement(e):
5.00%, 01/15/21	$3,470	$3,666,714
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 07/01/33	755	756,299
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(d)	6,365	6,407,391
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	4,540	5,832,129
5.50%, 10/01/29	8,505	11,055,905
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	2,480	2,843,320
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	2,840	3,405,075
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	2,320	2,514,602
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	670	723,814
Ewing Township Board of Education, GO:
4.00%, 07/15/38	1,190	1,280,285
4.00%, 07/15/39	1,090	1,167,826
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/38	2,750	3,121,607
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	4,800	5,489,488
Series EEE, 5.00%, 06/15/43	4,450	4,877,422
State House Project, Series B, Remark 10, 5.00%, 06/15/43	2,235	2,449,672

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	$4,750	$5,522,540

		81,058,449

Education — 22.5%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	950	996,759
New Jersey EDA, RB:
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/38	160	172,582
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/50	410	438,819
Golden Door Charter School Project, Series A, 6.25%, 11/01/38(d)	440	480,137
Golden Door Charter School Project, Series A, 6.50%, 11/01/52(d)	2,490	2,726,301
Golden Door Charter School Project, Series A, 5.13%, 11/01/29(d)	150	156,005
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(d)	330	345,975
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(d)	1,030	1,057,429
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(d)	1,685	1,724,547
MSU Student Housing Project Provide, 5.75%, 06/01/20(e)	1,000	1,044,710
MSU Student Housing Project Provide, 5.88%, 06/01/20(e)	3,000	3,138,120
Team Academi Charter School Project, Series A, 5.00%, 12/01/48	4,475	4,858,239
Team Academy Charter School Project, 6.00%, 10/01/33	4,780	5,350,636
New Jersey EDA, Refunding RB, Series A(d):
Greater Brunswick Charter School, Inc. Project, 5.63%, 08/01/34	630	643,262

Security	Par (000)	Value

Education (continued)
Greater Brunswick Charter School, Inc. Project, 5.88%, 08/01/44	$1,070	$1,091,871
Greater Brunswick Charter School, Inc. Project, 6.00%, 08/01/49	555	566,433
Teaneck Community Charter School Project, 5.00%, 09/01/37	805	846,361
Teaneck Community Charter School Project, 5.13%, 09/01/52	1,700	1,770,635
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	4,000	4,313,920
Rider University Issue, Series F, 4.00%, 07/01/42	1,945	1,950,368
Rider University Issue, Series F, 5.00%, 07/01/47	1,385	1,512,932
New Jersey Educational Facilities Authority, Refunding RB:
Kean University, Series A, 5.50%, 09/01/19(e)	7,260	7,354,670
Montclair State University, Series A, 5.00%, 07/01/44	12,960	14,304,600
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	2,120	2,189,409
Ramapo College, Series B, 5.00%, 07/01/42	690	743,592
Rider University, Series A, 5.00%, 07/01/32	1,000	1,038,350
Seton Hall University, Series D, 5.00%, 07/01/38	500	551,690
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	955	1,004,622
University of Medicine & Dentistry, Series B, 7.13%, 06/01/19(e)	1,300	1,305,772
University of Medicine & Dentistry, Series B, 7.50%, 06/01/19(e)	1,000	1,004,740
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, AMT:
Series 1A, 5.00%, 12/01/22	915	1,003,801
Sub-Series C, 4.00%, 12/01/48	1,450	1,490,165
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	3,045	3,253,065
Series 1A, 5.00%, 12/01/25	780	794,438
Series 1A, 5.00%, 12/01/26	500	509,135

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Series 1A, 5.25%, 12/01/32	$1,700	$1,730,328
Student Loan, Series 1A, 5.13%, 12/01/27	135	137,541
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/40	3,000	3,414,090
5.00%, 07/01/42	2,455	2,642,562
5.00%, 07/01/45	4,500	5,107,410
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	720	807,566

		85,573,587

Health — 10.2%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 01/01/38	1,700	1,696,940
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 02/15/34	590	643,802
New Jersey EDA, RB, Reunding Cranes Mill Project:
5.00%, 01/01/34	555	617,759
5.00%, 01/01/39	555	611,549
5.00%, 01/01/49	1,105	1,209,544
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	1,685	1,933,993
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	2,400	2,690,352
Virtua Health, Series A (AGC), 5.50%, 07/01/38	4,150	4,176,477
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(e)	4,990	5,453,920
AHS Hospital Corp., 4.00%, 07/01/41	1,400	1,470,532
Princeton Healthcare System, 5.00%, 07/01/34	860	1,005,830
Princeton Healthcare System, 5.00%, 07/01/39	2,530	2,922,605
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(e)	1,000	1,022,140

Security	Par (000)	Value

Health (continued)
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	$1,635	$1,727,917
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	3,305	3,790,405
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(e)	6,990	7,576,532

		38,550,297

Housing — 3.3%
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series A, 4.75%, 11/01/29	3,860	3,901,495
New Jersey Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series A, 4.00%, 11/01/48	305	317,773
M/F Housing, Series A, 4.10%, 11/01/53	180	186,943
S/F Housing, Series A, 3.75%, 10/01/35	2,795	2,909,875
Series D, AMT, 4.25%, 11/01/37	1,260	1,319,598
Newark Housing Authority, RB:
M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,255,060
South Ward Police Facility (AGC), 6.75%, 12/01/19(e)	1,750	1,802,570

		12,693,314

State — 8.3%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(f):
0.00%, 11/01/23	1,460	1,325,140
0.00%, 11/01/26	6,000	4,986,000
0.00%, 11/01/27	4,000	3,213,520
0.00%, 11/01/28	4,540	3,515,231
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,152,754
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/26	1,250	1,339,275
Cigarette Tax, 5.00%, 06/15/28	975	1,040,403
Cigarette Tax, 5.00%, 06/15/29	2,260	2,403,600

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Cigarette Tax (AGM), 5.00%, 06/15/22	$3,690	$4,000,551
School Facilities Construction, 5.25%, 06/15/19(e)	265	266,155
School Facilities Construction, Series AA, 5.25%, 06/15/19(e)	70	70,305
School Facilities Construction, Series AA, 5.50%, 12/15/29	1,160	1,164,988
School Facilities Construction, Series AA, 5.25%, 12/15/33	665	667,554
School Facilities Construction, Series GG, 5.25%, 09/01/27	4,295	4,498,282
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(e)	1,900	1,908,284

		31,552,042

Tobacco — 3.6%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	1,595	1,784,151
Sub-Series B, 5.00%, 06/01/46	11,375	11,863,670

		13,647,821

Transportation — 44.7%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 01/01/40	4,000	4,454,960
Series D, 5.00%, 01/01/20(e)	2,585	2,643,964
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	15,780	17,420,804
(AGM), 5.00%, 01/01/31	1,000	1,108,450
New Jersey EDA, Refunding RB:
AMT, 5.00%, 10/01/37	2,750	3,012,735
Series B, 5.00%, 11/01/19	3,000	3,046,560
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 07/01/22(e)	16,000	17,676,640
5.00%, 07/01/22(e)	1,015	1,121,362
5.00%, 01/01/35	1,060	1,241,514
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 01/01/22(e)	1,000	1,089,120
Series B, 5.00%, 01/01/34	1,150	1,373,997
Series G, 4.00%, 01/01/43	1,445	1,543,780

Security	Par (000)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(f)	$5,250	$3,259,568
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(f)	4,140	2,193,786
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,000	2,279,700
Transportation Program, Series AA, 5.00%, 06/15/38	9,490	10,121,749
Transportation Program, Series AA, 5.25%, 06/15/41	5,000	5,434,800
Transportation System, Series A, 6.00%, 06/15/35	11,440	12,247,435
Transportation System, Series A, 5.50%, 06/15/41	8,330	8,733,089
Transportation System, Series A, 5.00%, 06/15/42	6,885	7,202,123
Transportation System, Series AA, 5.50%, 06/15/39	8,205	8,816,355
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement, 5.00%, 06/15/31	5,540	6,279,812
Transportation System, 5.00%, 12/15/32	3,530	4,014,669
Transportation System, 5.00%, 12/15/35	2,015	2,260,346
New Jersey Turnpike Authority, Refunding RB, Series E, 5.00%, 01/01/32	7,000	8,429,890
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 06/01/94	5,000	5,964,000
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	4,580	4,847,106
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 07/15/36	8,500	8,984,245
172nd Series, AMT, 5.00%, 10/01/34	2,500	2,692,225
206th Series, AMT, 5.00%, 11/15/47	1,525	1,760,064

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, 5.00%, 01/01/48	$7,620	$8,403,869

		169,658,717

Utilities — 2.4%
New Jersey EDA, Refunding RB, New Jersey Natural Gas Company Project:
3.38%, 04/01/38	1,810	1,829,385
3.50%, 04/01/42	1,355	1,370,474
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(f):
0.00%, 09/01/31	6,000	4,227,540
0.00%, 09/01/33	2,650	1,726,687

		9,154,086

Total Municipal Bonds in New Jersey		487,029,958

New York — 1.8%

Transportation — 1.8%
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	250	266,145
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	4,930	5,122,221
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/42	1,365	1,581,161

Total Municipal Bonds in New York		6,969,527

Puerto Rico — 3.0%

State — 1.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	34	34,492
4.75%, 07/01/53	1,336	1,276,014
5.00%, 07/01/58	2,924	2,881,777

		4,192,283

Tobacco — 0.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	760	768,474

Security	Par (000)	Value

Tobacco (continued)
5.63%, 05/15/43	$790	$798,666

		1,567,140

Utilities — 1.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,995	2,946,331
5.13%, 07/01/37	855	841,106
6.00%, 07/01/38	1,980	1,982,475

		5,769,912

Total Municipal Bonds in Puerto Rico		11,529,335

Total Municipal Bonds — 133.1% (Cost — $477,029,735)		505,528,820

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

New Jersey — 29.0%

County/City/Special District/School District — 8.5%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	2,560	2,953,197
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	6,982	7,407,677
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	20,310	21,922,614

		32,283,488

Education — 4.1%
Rutgers — The State University of New Jersey, Refunding RB:
Series F, 5.00%, 05/01/39(e)	4,502	4,502,368
Series L, 5.00%, 05/01/43	10,000	11,058,050

		15,560,418

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 1.6%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	$5,555	$5,861,299

State — 4.0%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,699,052
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(h)	8,017	8,601,743

		15,300,795

Transportation — 10.8%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(e)(h)	13,520	14,886,128
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(h)	8,502	8,868,588

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	$16,255	$17,286,586

		41,041,302

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.0% (Cost — $104,076,804)		110,047,302

Total Long-Term Investments — 162.1% (Cost — $581,106,539)		615,576,122

	Shares

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.94%(i)(j)	207	207

Total Short-Term Securities — 0.0% (Cost — $207)		207

Total Investments — 162.1% (Cost — $581,106,746)		615,576,329

Other Assets Less Liabilities — 1.9%		7,134,040

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.6)%		(63,483,546)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (47.4)%		(179,539,009)

Net Assets Applicable to Common Shares — 100.0%		$379,687,814

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 01,2020, is $ 22,693,581.

(i)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

(j)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	391,750	(391,543)	207	$207	$43,419	$451	$268

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	91	06/19/19	$11,254	$(41,420)
Long U.S. Treasury Bond	120	06/19/19	17,696	(76,993)
5-Year U.S. Treasury Note	38	06/28/19	4,394	(27,966)

				$(146,379)

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$615,576,122	$—	$615,576,122
Short-Term Securities	207	—	—	207

	$207	$615,576,122	$—	$615,576,329

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(146,379)	$—	$—	$(146,379)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(63,137,619)	$—	$(63,137,619)
VRDP Shares at Liquidation Value	—	(180,000,000)	—	(180,000,000)

	$—	$(243,137,619)	$—	$(243,137,619)

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